Property and Equipment	3 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2019 and December 31, 2018 are summarized as follows:

	March 31, 2019	December 31, 2018
	(UNAUDITED)
Land	$360,081	$363,416
Buildings and leasehold improvements	2,115,155	290,403
Machinery and equipment	1,236,493	87,356
Office equipment	27,178	21,292
Subtotal	3,738,907	762,467
Less: accumulated depreciation	(3,191,387)	(252,401)
Property and equipment, net	$547,520	$510,066

Depreciation expenses were $13,940 and $11,420 for the three months ended March 31, 2019 and 2018, respectively.